Intangible assets - Summary of Movements in Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	€ 8,333	€ 4,010
Acquisition of subsidiary (MOMA)	19,404
Additions	1,322	7,043
Disposals	0	0
Amortization	(3,691)	(2,720)
Amortization of disposals	0	0
Impairments	0	0
Reclassifications	(720)	0
Ending balance, intangible assets	24,648	8,333
Software and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	4,135	198
Acquisition of subsidiary (MOMA)	2,120
Additions	0	4,034
Disposals	0	0
Amortization	(1,252)	(97)
Amortization of disposals	0	0
Impairments	0	0
Reclassifications	(720)	0
Ending balance, intangible assets	4,283	4,135
Internally developed software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	4,198	3,812
Acquisition of subsidiary (MOMA)	0
Additions	1,322	3,009
Disposals	0	0
Amortization	(2,208)	(2,623)
Amortization of disposals	0	0
Impairments	0	0
Reclassifications	0	0
Ending balance, intangible assets	3,312	4,198
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	0	0
Acquisition of subsidiary (MOMA)	6,560
Additions	0	0
Disposals	0	0
Amortization	(231)	0
Amortization of disposals	0	0
Impairments	0	0
Reclassifications	0	0
Ending balance, intangible assets	6,329	0
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	0	0
Acquisition of subsidiary (MOMA)	10,724
Additions	0	0
Disposals	0	0
Amortization	0	0
Amortization of disposals	0	0
Impairments	0	0
Reclassifications	0	0
Ending balance, intangible assets	10,724	0
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	18,017	10,974
Ending balance, intangible assets	38,023	18,017
Cost | Software and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	5,206	1,172
Ending balance, intangible assets	6,606	5,206
Cost | Internally developed software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	12,811	9,802
Ending balance, intangible assets	14,133	12,811
Cost | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	0	0
Ending balance, intangible assets	6,560	0
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	0	0
Ending balance, intangible assets	10,724	0
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(9,684)	(6,964)
Ending balance, intangible assets	(13,375)	(9,684)
Accumulated amortization and impairment | Software and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(1,071)	(974)
Ending balance, intangible assets	(2,323)	(1,071)
Accumulated amortization and impairment | Internally developed software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(8,613)	(5,990)
Ending balance, intangible assets	(10,821)	(8,613)
Accumulated amortization and impairment | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	0	0
Ending balance, intangible assets	(231)	0
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	0	0
Ending balance, intangible assets	€ 0	€ 0